NONCONTROLLING INTEREST (Details)	12 Months Ended			0 Months Ended	12 Months Ended							0 Months Ended	12 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 06, 2013 Bona Guoqiang	Dec. 31, 2013 Bona Guoqiang USD ($)	Dec. 31, 2013 Cinema Popular USD ($)	Dec. 31, 2012 Cinema Popular USD ($)	Dec. 31, 2011 Cinema Popular USD ($)	Dec. 31, 2013 Distribution Workshop (BVI&HK) USD ($)	Dec. 31, 2012 Distribution Workshop (BVI&HK) USD ($)	Dec. 31, 2011 Distribution Workshop (BVI&HK) USD ($)	May 17, 2013 Xi'an Huitong USD ($)	Dec. 31, 2013 Xi'an Huitong USD ($)	Dec. 31, 2012 Xi'an Huitong USD ($)	Dec. 31, 2011 Xi'an Huitong USD ($)	May 17, 2013 Xi'an Huitong CNY	Dec. 31, 2013 Shanghai Cinema USD ($)	Dec. 31, 2012 Shanghai Cinema USD ($)	Dec. 31, 2011 Shanghai Cinema USD ($)	Jan. 31, 2013 Mango Cinema USD ($)	Dec. 31, 2013 Mango Cinema USD ($)	Dec. 31, 2012 Mango Cinema USD ($)	Dec. 31, 2011 Mango Cinema USD ($)	Jan. 31, 2013 Mango Cinema CNY	Dec. 31, 2013 Tianjin Nonken USD ($)	Dec. 31, 2012 Tianjin Nonken USD ($)	Apr. 20, 2012 Tianjin Nonken
Changes in noncontrolling interest
Balance at the beginning of the period	$ 3,937,104	$ 3,445,626	$ 2,102,410			$ (352,116)	$ (323,544)	$ (317,500)	$ 641,013	$ 643,805	$ 136,604		$ 345,157	$ 285,488	$ 360,860		$ 2,057,023	$ 1,950,978	$ 1,922,446	$ 1,091,681	$ 1,091,681	$ 888,899			$ 154,346
Acquisition of equity interest			1,155,121																				1,155,121
Capital contribution by noncontrolling shareholders	48,210	774,030			48,210																					774,030
Acquisition of equity interest from noncontrolling interest												(306,582)	(306,582)							(758,382)	(758,382)
Foreign currency translation adjustment	9,215	1,948	47,800		1,184	143	(20,272)	(614)	(799)	1,411	1,459		3,765	3,290	15,355		4,213	888	(792)		11,885	9,777	32,392		(11,176)	6,854
Net income (loss)	(1,133,792)	(284,500)	140,295		(14,872)	(5,513)	(8,300)	(5,430)	(256,160)	(4,203)	505,742		(42,340)	56,379	(90,727)		86,055	105,157	29,324		49,061	193,005	(298,614)		(950,023)	(626,538)
Balance at the end of the period	1,795,773	3,937,104	3,445,626		34,522	(357,486)	(352,116)	(323,544)	384,054	641,013	643,805			345,157	285,488		2,147,291	2,057,023	1,950,978		394,245	1,091,681	888,899		(806,853)	154,346
Percentage of legal ownership																											51.00%
Percentage of equity interest owned by third-party shareholder				30.00%																							49.00%
Ownership interest acquired (as a percent)												49.00%								34.00%
Cash consideration												398,076				2,450,000				327,827				2,040,000
Reduction of noncontrolling interest												306,582	306,582							758,382	758,382
Increase (decrease) of noncontrolling interest in additional paid-in capital	$ (726,189)											$ 91,697								$ 430,472
Ownership percentage				70.00%	0.00%	50.00%						100.00%